UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-06052
Morgan Stanley Municipal Income Opportunities Trust III
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: March 31, 2009
Date of reporting period: December 31, 2008

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Morgan Stanley Municipal Income Opportunities Trust III
Portfolio of Investments December 31, 2008 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE		VALUE
	Tax-Exempt Municipal Bonds (102.4%)
	Alabama (1.0%)
$500	Colbert County Northwest Health Care Authority, Helen Keller Hospital Ser 2003	5.75%	06/01/27		$371,810
200	Cullman Medical Park South, Medical Clinic Board Ser 1993 A	6.50	02/15/23		167,368

					539,178

	Arizona (2.9%)
650	Pima County Industrial Development Authority, Constellation Schools Ser 2008	7.00	01/01/38		473,733
1,000	Pima County Industrial Development Authority, Noah Webster Basic School Ser 2004 A	6.125	12/15/34		688,280
400	Pima County Industrial Development Authority, Water & Wastewater Global Water Resources LLC Ser 2007 (ATM)	6.55	12/01/37		263,456
250	Pinal County Electrical District # 4 Electric System Ser 2008	6.00	12/01/38		182,855

					1,608,324

	California (6.0%)
940	California County Tobacco Securitization Agency, Gold County Settlement Funding Corp Ser 2006	0.00	06/01/33		65,697
200	California Municipal Finance Authority Educational Facility, Ser 2008 (a)	5.875	07/01/28		134,150
500	California Statewide Communities Development Authority, Lancer Educational Housing LLC Ser 2007	5.625	06/01/33		285,085
200	California Statewide Communities Development Authority, Thomas Jefferson School Ser 2008 A	7.25	10/01/38		144,480
475	Carlsbad Community Facility District #3, Ser 2006	5.30	09/01/36		281,314
2,000	Golden State Tobacco Securitization Corporation, Asset Backed Ser 2007 A-1	5.125	06/01/47		1,016,180
450	Quechan Indian Tribe FT Yuma Indian Reservation Ser 2008	7.00	12/01/27		327,861
1,300	San Diego County, San Diego Natural History Museum (COPs)	5.60	02/01/18		1,041,560
5,000	Silicon Valley Tobacco Securitization Authority, Santa Clara Tobacco Securitization Corp Ser 2007	0.00	06/01/56		22,250

					3,318,577

	Colorado (2.9%)
500	Colorado Health Facilities Authority, Christian Living Communities Ser 2006 A	5.75	01/01/37		275,730
1,000	Copperleaf Metropolitan District #2 Ser 2006	5.95	12/01/36		520,860
500	Elk Valley Public Improvement Corporation, Ser 2001 A	7.30	09/01/22		418,455
500	Elk Valley Public Improvement Corporation, Ser 2001 A	7.35	09/01/22		375,750

					1,590,795

	Connecticut (3.4%)
1,000	Georgetown Special Taxing District, Ser 2006 A (a)	5.125	10/01/36		486,310
500	Mashantucket (Western) Pequot Tribe, Special Ser 1997 B (a)	6.50	09/01/31		346,235
1,500	Mohegan Tribe of Indians, Connecticut, Gaming Authority Ser 2001 (a)	6.25	01/01/31		1,032,180

					1,864,725

	District of Columbia (1.2%)
705	Metropolitan Washington Airports Authority, District of Columbia & Virginia, CaterAir International Corp Ser 1991 (AMT) (c)	10.125	09/01/11		673,649

	Florida (17.5%)
500	Alachua County, North Florida Retirement Village Ser 2007	5.875	11/15/36		287,905
480	Bellalago Educational Facilities Benefits District, Bellalago Charter School Ser 2004 B	5.80	05/01/34		311,597
295	Brevard County Health Facilities Authority, Buena Vida Estates, Inc Ser 2007	6.75	01/01/37		199,146
1,550	Broward County Professional Sports Facilities, Civic Arena Refg Ser 2006 A (FSA Insd) (b)	5.00	09/01/23		1,532,502
500	Fiddlers Creek Community Development District # 1 Ser 2005	6.00	05/01/38		299,335
250	Fountainbleau Lakes Community Development District Ser 2007 B	6.00	05/01/15		198,115
1,000	Grand Bay at Doral Community Development District Ser 2007 A	6.00	05/01/39		520,020
250	Miami Beach, Health Facilities Authority Hospital Refg Ser 2004	6.75	11/15/21		196,163
1,000	Midtown Miami Community Development District, Parking Garage Ser 2004 A	6.25	05/01/37		624,869
1,100	Orange County Health Facilities Authority, Orlando Lutheran Towers, Inc Ser 2005	5.375	07/01/20		772,530
2,000	Orange County Health Facilities Authority, Westminister Community Care Services Inc Ser 1999	6.75	04/01/34		1,372,039
1,000	Pinellas County Health Facilities Authority, Oaks of Clearwater Ser 2004	6.25	06/01/34		796,949
1,500	South Miami Health Facilities Authority, Baptist Health South Florida Obligated Group Ser 2007 (b)	5.00	08/15/32		1,272,533
1,000	St Johns County Industrial Development Authority, Glenmoor Ser 1999 A	8.00	01/01/10	(d)	1,081,080
300	Tolomato Community Development District, Special Assessment Ser 2007	6.55	05/01/27		188,628

					9,653,411

	Georgia (0.6%)
500	Atlanta Eastside Ser 2005 B	5.60	01/01/30		310,005

	Hawaii (1.2%)
640	Hawaii State Ser 2008 DK (b)	5.00	05/01/23		653,419

	Illinois (4.7%)
500	Bolingbrook Sales Tax Ser 2005	6.25	01/01/24		361,535
500	Chicago Lake Shore East Ser 2002	6.75	12/01/32		325,350
260	Hampshire Special Service Area #18 Ser 2007 A	6.00	03/01/44		131,417
500	Illinois Finance Authority, Elmhurst Memorial Healthcare Ser 2008 A	5.625	01/01/37		311,055
500	Illinois Finance Authority, Landing at Plymouth Ser 2005 A	6.00	05/15/37		290,735
500	Illinois Finance Authority, Montgomery Place Ser 2006 A	5.75	05/15/38		276,910
750	Illinois Health Facilities Authority, Villa St Benedict Ser 2003 A-1	6.90	11/15/33		406,875
497	Pingree Grove Special Service Area # 7, Cambridge Lakes Ser 2006-1	6.00	03/01/36		286,665
300	Will-Kankakee Regional Development Authority, Senior Estates Supportive Living Ser 2007 (AMT)	7.00	12/01/42		213,360

					2,603,902

	Indiana (2.9%)
275	Saint Joseph County, Indiana, Holy Cross Village at Notre Dame Ser 2006 A	6.00	05/15/26		179,325
1,500	Upland, Taylor University Ser 2002	6.25	09/01/28		1,442,145

					1,621,470

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE		VALUE
	Iowa (2.0%)
915	Iowa Health Facilities Development Financing Authority, Care Initiatives Ser 1996	9.25	07/01/11	(d)	1,098,320

	Kansas (2.5%)
500	Olathe Catholic Care Ser 2006 A	6.00	11/15/38		291,595
1,000	Overland Park Development Corporation, Convention Center Hotel Ser 2000 A	7.375	01/01/11	(d)	1,110,619

					1,402,214

	Louisiana (1.0%)
447	Lakeshore Villages Master Community Development District, Special Assessment Ser 2007	5.25	07/01/17		329,917
300	Louisiana Public Facilities Authority, Lake Charles Memorial Hospital Refg Ser 2007	6.375	12/01/34		193,083

					523,000

	Maryland (2.3%)
1,235	Maryland Industrial Development Financing Authority, Medical Waste Associates LP 1989 Ser (AMT)	8.75	11/15/10		1,047,700
500	Maryland State Health & Higher Educational Facilities Authority, King Farm Presbyterian Community 2007 Ser A	5.30	01/01/37		245,665

					1,293,365

	Massachusetts (3.8%)
645	Massachusetts Development Finance Agency, Kennedy-Donovan Center Inc 1990 Issue	7.50	06/01/10		627,656
1,425	Massachusetts Development Finance Agency, Loomis Communities Ser 1999 A	5.625	07/01/15		1,291,207
300	Massachusetts Development Finance Authority, Evergreen Center Ser 2005	5.50	01/01/35		188,250

					2,107,113

	Michigan (1.4%)
250	Dearborn Economic Development Corporation Ser 1989	7.00	11/15/28		189,115
1,000	Michigan Tobacco Settlement Finance Authority, Ser 2007 A	6.00	06/01/48		584,600

					773,715

	Minnesota (2.1%)
750	Aitkin, Riverwood Healthcare Center Ser 2006	5.60	02/01/32		442,463
500	Buffalo Central Minnesota Senior Housing Ser 2006 A	5.50	09/01/33		283,525
300	City of Minneapolis, Health Care System, Fairview Health Services, Ser 2008 A	6.75	11/15/32		299,262
250	North Oaks Presbyterian Homes of North Oaks Ser 2007	6.125	10/01/39		146,900

					1,172,150

	Mississippi (0.3%)
200	Mississippi Business Finance Corporation, System Energy Resources, Inc. Ser 1998	5.875	04/01/22		140,908

	Missouri (4.0%)
250	Branson Regional Airport Transportation Development District Ser 2007 B (AMT)	6.00	07/01/37		147,508
1,000	Des Peres, West County Center Ser 2002	5.75	04/15/20		809,930
250	Kansas City Industrial Development Authority, Bishop Spencer 2004 Ser I	6.25	01/01/24		172,693
1,000	Kansas City Industrial Development Authority, Plaza Library Ser 2004	5.90	03/01/24		749,730
250	St. Louis Industrial Development Authority, Health Facilities Ranken Jordan Ser 2007	5.00	11/15/22		145,190
250	St. Louis Industrial Development Authority, St. Andrews Resources for Seniors Ser 2007 A	6.375	12/01/41		162,098

					2,187,149

	Nevada (1.7%)
490	Clark County Special Improvement District #142, Mountain’s Edge Ser 2003	6.375	08/01/23		305,192
500	Henderson, Local Improvement District #T-18, Ser 2006	5.30	09/01/55		180,960
1,000	Nevada Department of Business & Industry, Las Vegas Monorail 2nd Tier Ser 2000	7.375	01/01/40		226,480
300	Sparks Local Improvement District # 3 Ser 2008	6.50	09/01/20		239,001

					951,633

	New Jersey (4.6%)
1,000	New Jersey Economic Development Authority, Franciscan Oaks Ser 1997	5.75	10/01/17		804,300
1,000	New Jersey Economic Development Authority, Franciscan Oaks Ser 1997	5.75	10/01/23		705,500
500	New Jersey Economic Development Authority, Lions Gate Ser 2005 A	5.875	01/01/37		287,815
1,000	New Jersey Health Care Facilities Financing Authority, Raritan Bay Medical Center Ser 1994	7.25	07/01/27		761,720

					2,559,335

	New York (2.0%)
1,000	Mount Vernon Industrial Development Agency, Meadowview at the Wartburg Ser 1999	6.20	06/01/29		686,220
700	New York City Industrial Development Agency, 7 World Trade Center LLC Ser 2005 A	6.50	03/01/35		420,294

					1,106,514

	North Carolina (0.5%)
200	North Carolina Medical Care Commission Healthcare Facilities, Pennybyrn Ser 2005 A	6.125	10/01/35		120,336
250	North Carolina Medical Care Commission Healthcare Facilities, Southminster Ser 2007 A	5.75	10/01/37		141,095

					261,431

	North Dakota (0.3%)
250	Ward County Health Care Facilities, Trinity Obligated Group Ser 2006	5.125	07/01/29		156,380

	Ohio (2.2%)
1,000	Buckeye Tobacco Settlement Financing Authority, Asset Backed Ser 2007 A-2	5.875	06/01/30		629,250
300	Centerville Health Care, Bethany Lutheran Village Continuing Care Facility, Ser 2007 A	6.00	11/01/38		170,691
450	Cuyahoga County Health Care and Independent Living Facilities, Eliza Jennings Senior Care Ser 2007 A	5.75	05/15/27		288,374
200	Tuscarawas County Hospital Facilities, Twin City Hospital Ser 2007	6.35	11/01/37		126,524

					1,214,839

	Oklahoma (1.8%)
300	Chickasaw Nation Health Systems Ser 2007	6.25	12/01/32		195,399
1,000	Oklahoma Development Finance Authority, Comanche County Hospital 2000 Ser B	6.60	07/01/31		809,210

					1,004,609

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Pennsylvania (5.5%)
1,100	Allegheny County Development Authority, West Penn Ser 2007 A	5.375	11/15/40	525,525
500	Allegheny County Redevelopment Authority, Pittsburgh Mills Ser 2004	5.60	07/01/23	351,380
750	Bucks County Industrial Development Authority, Ann’s Choice Ser 2005 A	6.25	01/01/35	463,868
1,000	Harrisburg Authority, Harrisburg University of Science & Technology Ser 2007 B	6.00	09/01/36	649,820
500	Montgomery County Industrial Development Authority, Whitemarsh Community Ser 2005	6.25	02/01/35	299,890
500	Pennsylvania Economic Development Financing Authority, Reliant Energy Inc Ser 2001 A (AMT)	6.75	12/01/36	322,235
500	Pennsylvania Housing Finance Agency Ser 2007-100A (AMT)	5.10	10/01/22	427,585

				3,040,303

	South Carolina (3.0%)
750	Myrtle Beach, Air Force Base Redevelopment Ser 2006 A	5.30	11/01/35	394,845
1,100	South Carolina Jobs — Economic Development Authority, Lutheran Homes of South Carolina, Ser 2007	5.50	05/01/28	686,114
750	South Carolina Jobs — Economic Development Authority, Wesley Commons Ser 2006	5.30	10/01/36	397,110
325	South Carolina Jobs — Economic Development authority, Woodlands At Furman Ser 2007 A	6.00	11/15/37	192,270

				1,670,339

	Tennessee (2.0%)
400	Johnson City Health & Educational Facilities, Mountain States Health Alliance Ser 2006 A	5.50	07/01/31	263,816
500	Shelby County Health, Educational & Housing Facilities Board, Trezevant Manor Ser 2006 A	5.75	09/01/37	294,820
750	Shelby County Health, Educational & Housing Facilities Board, Village at Germantown Ser 2003 A	7.25	12/01/34	530,655

				1,089,291

	Texas (5.9%)
500	Austin Convention Enterprises Inc, Convention Center Hotel Ser 2006 B	5.75	01/01/34	291,465
500	Decatur Hospital Authority, Wise Regional Health Ser 2004 A	7.125	09/01/34	361,480
500	HFDC Central Texas Inc, Legacy at Willow Bend, Ser 2006 A	5.75	11/01/36	274,815
1,000	Lubbock Health Facilities Development Corporation, Carillon Senior Lifecare Ser 2005 A	6.50	07/01/26	705,540
250	Tarrant County Cultural Education Facilities Finance Corporation, Northwest Senior Housing, Ser 2006 A	6.00	11/15/36	143,480
1,760	Texas Department of Housing and Community Affairs 2007 Ser B (AMT) (b)	5.15	09/01/27	1,467,269

				3,244,049

	Utah (0.4%)
350	Emery County Enviromental Improvement, Pacificorp Ser 1996 (AMT)	6.15	09/01/30	245,056

	Virginia (4.6%)
2,527	Chesterfield County Industrial Development Authority, Brandermill Woods, Ser 1998	6.50	01/01/28	1,778,462
1,000	Peninsula Ports Authority of Virginia, Baptist Homes, Ser 2006 C	5.40	12/01/33	571,350
300	Peninsula Town Center Community Development Authority, Ser 2007	6.45	09/01/37	179,598

				2,529,410

	Washington (1.7%)
250	Port of Seattle Industrial Development Corporation, Special Facilities, Northwest Airlines, Inc. Ser 2001	7.25	04/01/30	141,073
280	Washington Housing Finance Commission, FNMA Collateralized Refg Ser 1990 A	7.50	07/01/23	280,305
1,000	Washington Housing Finance Commission, Skyline at First Hill Ser 2007 A	5.625	01/01/38	542,480

				963,858

	West Virginia (0.5%)
425	West Virginia Hospital Finance Authority, Thomas Health Ser 2008	6.50	10/01/38	278,328

	Wyoming (2.0%)
1,500	Teton County Hospital District, Wyoming, St John’s Medical Center Ser 2002	6.75	12/01/27	1,097,774

	Total Tax-Exempt Municipal Bonds (Cost $78,667,628)			56,548,538

NUMBER OF
SHARES(000)
Short-Term Tax-Exempt Municipal Obligation (e) (0.7%) Investment Company
412	Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio - Institutional Class (Cost $412,003)	412,003

PRINCIPAL
AMOUNT IN
THOUSANDS
	Floating Rate Note and Dealer Trusts Obligations Related to Securities Held (-4.9%)
$(2,725)	Notes with interest rates ranging from 1.20% to 1.75% at December 31, 2008 and contractual maturities of collateral ranging from 05/01/23 to 08/15/32 (f) (Cost $(2,725,000))		(2,725,000)

	Total Net Investments (Cost $76,354,631) (g)	98.2%	54,235,541

	Other Assets in Excess of Liabilities	1.8	998,433

	Net Assets	100.0%	$55,233,974

AMT	Alternative Minimum Tax.

COPs	Certificates of Participation.

(a)	Resale is restricted to qualified institutional investors.

(b)	Underlying security related to inverse floater entered into by the Fund.

(c)	Joint exemption.

(d)	Prerefunded to call date shown.

(e)	The Fund invests in Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio — Institutional Class.

(f)	Floating rate note obligations related to securities held — The Fund enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At December 31, 2008, Fund investments with a value of $4,925,723 are held by the Dealer Trusts and serve as collateral for the $2,725,000 in floating rate note obligations outstanding at that date.

(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Bond Insurance:
FSA	Financial Security Assurance Inc.

MS Municipal Income Opportunities Trust III
Notes to the Portfolio of Investments
FAS 157
12/31/2008
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective April 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at December 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$54,235,540	$412,003	$53,823,537	—

Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are marked- to-market daily based upon quotations from market makers; (4) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Municipal Income Opportunities Trust III
/s/ Randy Takian
Randy Takian
Principal Executive Officer
February 19, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
February 19, 2009
/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 19, 2009

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